Financial Instrument at fair value	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure for available-for-sale financial assets [Line Items]
Financial instruments at fair value

9.    Financial instruments at fair value

In November 2008, the Company funded the San Jose Reservoir Trust an amount of US$13 million to ensure the continuity of the Company’s operations in the San Jose Reservoir after 2018. Such trust is irrevocable and is a separate legal entity of the Company. The grantor is the Company, the trustee is the Banco de Crédito del Perú and the beneficiary is the Company; therefore, the Company consolidates the trust.

As of December 31, 2021 and 2020, the assets in the trust amount to US$24,459 and US$25,168, respectively and are represented by financial instruments at fair value.

During the years ended December 31, 2021, a decrease in fair value of the debt instruments was recognized in other comprehensive loss for US$642, an increase of US$123 and US$1,246 during 2020 and 2019 respectively. During the years ended December 31, 2021 and 2020 the change in fair value of the investments in marketable stocks for US$ (849) and US$(207) respectively, were recognized as “Finance income and Finance costs” in the consolidated statements of comprehensive income.